Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

	As of December 31,
	2024	2023
Cash and cash equivalents	$165,777	$57,972
Restricted cash	4,650	—
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$170,427	$57,972

Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

	As of December 31,
	2024	2023
Cash and cash equivalents	$165,777	$57,972
Restricted cash	4,650	—
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$170,427	$57,972